Term Loan Agreement	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Term Loan Agreement

5. Term Loan Agreement

At December 31, 2015, the Company had $30.2 million aggregate borrowings outstanding under the Term Loan Agreement. In January 2016, the Company entered into Amendment No. 3 to the Term Loan Agreement (the “Third Amendment”) which allowed the Company to borrow up to an additional $50.0 million. The Company borrowed $15.0 million of this amount in January 2016 and the remaining $35.0 million in December 2016. At December 31, 2016, the Company had $81.1 million of aggregate borrowings outstanding under the Term Loan Agreement.

The other principal terms of the Term Loan Agreement were not amended by the Third Amendment. Accordingly, interest continues to be payable, at the Company’s option, (i) in cash at a rate of 11.5% per annum, or (ii) at a rate of 9.5% of the 11.5% per annum in cash and 2.0% of the 11.5% per annum (the “PIK Loan”) to be added to the principal of the loan and subject to accruing interest. Interest-only payments continue to be due quarterly on March 31, June 30, September 30 and December 31 of each year of the interest-only payment period, which ends on December 31, 2019. The principal balance continues to be due in full at the end of the term of the loan, which is March 31, 2020 (the “Maturity Date”). The Company had elected to pay interest in cash at a rate of 11.5% per annum through September 30, 2015. Beginning October 1, 2015, the Company elected to pay interest in cash at a rate of 9.5% per annum and for a rate of 2.0% per annum to be added to the principal of the loan. As a result, $0.9 million and $0.2 million was added to the principal of the loan for the year ended December 31, 2016 and three months ended December 31, 2015, respectively, which the Company refers to as PIK Loans.

The Term Loan Agreement provides for prepayment fees in an amount equal to one percent (1.0%) of the outstanding balance of the loan if the loan is repaid prior to March 31, 2017, after which there is no prepayment fee. The term loan is collateralized by all assets of the Company. The principal financial covenants continue to require that the Company attain minimum annual revenues of $65.0 million in 2016, $80.0 million in 2017 and $95.0 million each year thereafter until the Maturity Date.

Pursuant to the Third Amendment, the Company has agreed to pay, on the earlier of (i) the Maturity Date, (ii) the date that the loan under the Term Loan Agreement becomes due, and (iii) the date on which the Company makes a voluntary pre-payment of the loan, a financing fee equal to 3.0% of the sum of (x) the aggregate amount drawn under the Third Amendment, and (y) any PIK Loans issued in relation to the Third Amendment (collectively, the “Back End Financing Fee”). As of December 31, 2016, the Company had accrued $1.5 million for the Back End Financing Fee in other long-term liabilities and as contra-debt in notes payable-long-term on the accompanying balance sheet.

The Company treated execution of the Third Amendment as a modification for accounting purposes. The present value of the future cash flows under the Third Amendment did not exceed the present value of the future cash flows under the previous terms by more than 10%. The Back End Financing Fee and the remaining balance of debt issuance costs and debt discount of the loan are amortized to interest expense over the remaining term of the Third Amendment using the effective interest method.

Future minimum principal payments under the Term Loan Agreement as of December 31, 2016, are as follows (in thousands):

Year ended December 31,
2017	$—
2018	—
2019	—
2020	81,080
2021	—
Thereafter	—
Total	$81,080
Less current portion of notes payable	—
Notes payable, net of current portion	$81,080

The audit report and opinion of the Company’s independent registered public accounting firm contained in the accompanying financial statements includes an explanatory paragraph that describes conditions that raise substantial doubt about its ability to continue as a going concern. This explanatory paragraph included in the report of the Company’s independent registered public accounting firm constitutes a potential event of default under the Term Loan Agreement. On March 7, 2017, the Company entered into the Fourth Amendment, which includes a limited waiver of a potential event of default that could have resulted from the explanatory paragraph. In consideration for the waiver, the Company agreed to: (i) issue Capital Royalty Partners ten-year warrants to purchase an aggregate of 1,937,890 shares of its common stock at an exercise price equal to $2.35 per share, the closing price of its common stock on the NASDAQ Global Market on the date of the Fourth Amendment, (ii) increase its minimum cash balance requirement under the Term Loan Agreement from $2.0 million to $10.0 million, (iii) provide Capital Royalty Partners the same information it makes available to its board of directors, subject to limited exceptions, and (iv) not incur additional third party indebtedness secured solely by accounts receivable, inventory and cash. In addition, the Fourth Amendment includes a covenant requiring the Company to complete a financing in which its gross proceeds from the sale of equity securities is at least $30.0 million, no later than January 15, 2018. Furthermore, the Company has agreed to increase the Back End Financing Fee to 5.0% of the entire aggregate principal amount of borrowings outstanding, including total PIK Loans issued, under the Term Loan Agreement, which was $81.1 million as of December 31, 2016. The Back End Financing Fee is payable at maturity of the Company’s loans and on the principal amount of any loans for which it makes an optional prepayment, and may be payable in connection with asset sales not permitted under the Term Loan Agreement or in connection with a change of control. (See Note 12 “Subsequent Event”)